                           OPPENHEIMER CAPITAL PRESERVATION FUND

                           Supplement dated July 22, 2003 to the
              Statement of Additional Information dated December 23, 2002, revised February 21, 2003

     1. The  supplement  dated March 31,  2003 is deleted  and  replaced by this supplement.

     2. The section "How the Fund is Managed - Board of Trustees  and  Oversight
Committees" on page 38 is deleted and replaced with the following:

          Board of Trustees and Oversight Committees.  The Fund is governed by a
     Board of Trustees,  which is  responsible  for  protecting the interests of shareholders  under  Massachusetts  law.  The  Trustees  meet  periodically
     throughout  the  year  to  oversee  the  Fund's   activities,   review  its
     performance,  and review the actions of the Manager. Although the Fund will not  normally  hold  annual  meetings  of its  shareholders,  it  may  hold
     shareholder   meetings  from  time  to  time  on  important  matters,   and
     shareholders  have the  right to call a meeting  to remove a Trustee  or to take other action described in the Fund's Declaration of Trust.

          The Board of Trustees has an Audit  Committee,  a Study  Committee,  a
     Governance  Committee,  and a  Proxy  Committee.  The  Audit  Committee  is
     comprised  solely  of  Independent  Trustees.  The  members  of  the  Audit
     Committee  are  Edward  Regan  (Chairman),   Kenneth  Randall  and  Russell
     Reynolds..  The Audit Committee held five meetings during the Fund's fiscal year ended October 31, 2002.  The Audit  Committee  provides the Board with recommendations  regarding the selection of the Fund's independent auditor.
     The Audit  Committee  also  reviews the scope and results of audits and the audit fees charged,  reviews  reports from the Fund's  independent  auditor concerning  the Fund's  internal  accounting  procedures,  and controls and reviews reports of the Manager's  internal  auditor,  among other duties as set forth in the Committee's charter.

          The members of the Study Committee are Robert Galli  (Chairman),  Joel
     Motley and  Phillip  Griffiths.  The Study  Committee  held eight  meetings during the Fund's fiscal year ended October 31, 2002.  The Study  Committee evaluates and reports to the Board on the Fund's contractual  arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder  service  agreements  and  custodian  agreements as well as the policies and  procedures  adopted by the Fund to comply with the Investment
     Company Act and other  applicable  law,  among other duties as set forth in the Committee's charter.

          The  members  of  the  Governance  Committee  are  Elizabeth  Moynihan
     (Chairman),  Joel  Motley , Phillip  Griffiths  and  Kenneth  Randall.  The
     Governance  Committee held no meetings  during the Fund's fiscal year ended
     October 31, 2002. The Governance  Committee  reviews the Fund's  governance guidelines,  the  adequacy  of the  Fund's  Codes of Ethics,  and  develops qualification  criteria  for  Board  members  consistent  with  the  Fund's governance  guidelines,  among  other  duties set forth in the  Committee's charter.

          The  members  of the Proxy  Committee  are  Edward  Regan  (Chairman),
     Russell  Reynolds and John  Murphy.  The Proxy  Committee  held one meeting during the Fund's fiscal year ended October 31, 2002.  The Proxy  Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

          3.  Effective  March 31,  2003,  Mr.  Benjamin  Lipstein  retired as a
     Trustee.  Therefore,  the Statement of Additional Information is revised by deleting the biography for Mr. Lipstein on page 41.

          4. In the  Trustee  compensation  table  on  page  45,  the  following footnote is added following the name of Mr. Lipstein:

      8. Effective March 31, 2003, Mr. Lipstein retired as a Trustee.

July 22, 2003                                                       PX0755.007